Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Domini Investment Trust
Entity Central Index Key	0000851680
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000009466
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 10.88% for the trailing twelve months ended July 31, 2025, underperforming the S&P 500 Index (the “benchmark”), which returned 16.33%.

U.S. equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

The Fund’s underperformance relative to the benchmark was disproportionately driven by a few specific names, including Novo Nordisk, Meta Platforms, Broadcom, and Palantir Technologies. Of these, the largest individual detractor was an out-of-benchmark position in Novo Nordisk, a Danish pharmaceutical company that struggled amid increasing competition in the obesity drug market. The others were large benchmark holdings in the Information Technology and Communication Services sectors that were not held and which saw strong returns on the back of continued AI dominance. Meta (the parent company of Facebook) and Palantir (a data mining software company) were not held as they do not meet Domini’s Impact Investment Standards, while Broadcom continued to outperform after it was sold during the period. Other notable detractors included an out-of-benchmark position in Dutch semiconductor equipment company ASML Holding, which was also sold during the period, and enterprise software company Oracle, which was not held.

Partially offsetting these negative impacts, the Fund benefitted from not holding some other large benchmark holdings which underperformed, including UnitedHealth Group and Eli Lilly, both of which do not meet our standards. Top contributors also included overweight positions in other companies benefitting from AI trends, including NVIDIA. Relative results were also helped by not having exposure to the Energy sector, which it does not invest in due to Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Energy (excluded)

Stocks:

  UnitedHealth Group, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  NVIDIA Corp. (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (out-of-benchmark)

  Meta Platforms, Inc. (ineligible, not held)

  Broadcom Inc. (underweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor shares	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,381	$9,397
9/30/2015	$9,072	$9,165
10/31/2015	$9,653	$9,938
11/30/2015	$9,655	$9,968
12/31/2015	$9,281	$9,811
1/31/2016	$8,680	$9,324
2/29/2016	$8,804	$9,312
3/31/2016	$9,410	$9,943
4/30/2016	$9,356	$9,982
5/31/2016	$9,448	$10,162
6/30/2016	$9,231	$10,188
7/31/2016	$9,758	$10,564
8/31/2016	$9,821	$10,579
9/30/2016	$9,931	$10,581
10/31/2016	$9,719	$10,389
11/30/2016	$10,192	$10,773
12/31/2016	$10,324	$10,986
1/31/2017	$10,540	$11,195
2/28/2017	$10,895	$11,639
3/31/2017	$10,852	$11,653
4/30/2017	$10,960	$11,773
5/31/2017	$10,968	$11,939
6/30/2017	$10,881	$12,013
7/31/2017	$11,131	$12,261
8/31/2017	$11,157	$12,299
9/30/2017	$11,369	$12,552
10/31/2017	$11,611	$12,845
11/30/2017	$11,880	$13,239
12/31/2017	$11,916	$13,386
1/31/2018	$12,533	$14,153
2/28/2018	$12,043	$13,631
3/31/2018	$11,832	$13,285
4/30/2018	$11,766	$13,335
5/31/2018	$11,893	$13,656
6/30/2018	$11,808	$13,741
7/31/2018	$12,280	$14,252
8/31/2018	$12,600	$14,717
9/30/2018	$12,576	$14,801
10/31/2018	$11,582	$13,788
11/30/2018	$11,857	$14,070
12/31/2018	$10,834	$12,799
1/31/2019	$11,644	$13,824
2/28/2019	$12,071	$14,268
3/31/2019	$12,309	$14,545
4/30/2019	$12,785	$15,134
5/31/2019	$11,984	$14,173
6/30/2019	$12,840	$15,172
7/31/2019	$13,055	$15,391
8/31/2019	$12,851	$15,147
9/30/2019	$13,056	$15,431
10/31/2019	$13,393	$15,766
11/30/2019	$13,864	$16,338
12/31/2019	$14,265	$16,831
1/31/2020	$14,472	$16,825
2/29/2020	$13,471	$15,440
3/31/2020	$12,060	$13,533
4/30/2020	$13,589	$15,268
5/31/2020	$14,334	$15,995
6/30/2020	$14,881	$16,313
7/31/2020	$15,924	$17,233
8/31/2020	$17,211	$18,472
9/30/2020	$16,602	$17,770
10/31/2020	$16,136	$17,298
11/30/2020	$17,860	$19,192
12/31/2020	$18,632	$19,929
1/31/2021	$18,669	$19,727
2/28/2021	$18,681	$20,272
3/31/2021	$19,000	$21,160
4/30/2021	$19,909	$22,290
5/31/2021	$19,799	$22,446
6/30/2021	$20,692	$22,969
7/31/2021	$21,247	$23,515
8/31/2021	$21,894	$24,230
9/30/2021	$20,716	$23,103
10/31/2021	$22,382	$24,723
11/30/2021	$22,132	$24,552
12/31/2021	$22,601	$25,652
1/31/2022	$20,837	$24,326
2/28/2022	$20,171	$23,599
3/31/2022	$20,836	$24,474
4/30/2022	$18,470	$22,340
5/31/2022	$18,308	$22,380
6/30/2022	$16,918	$20,534
7/31/2022	$18,560	$22,427
8/31/2022	$17,668	$21,512
9/30/2022	$16,042	$19,531
10/31/2022	$16,986	$21,113
11/30/2022	$17,975	$22,293
12/31/2022	$16,794	$21,009
1/31/2023	$18,069	$22,328
2/28/2023	$17,694	$21,784
3/31/2023	$18,537	$22,583
4/30/2023	$18,590	$22,935
5/31/2023	$18,926	$23,034
6/30/2023	$19,994	$24,556
7/31/2023	$20,528	$25,345
8/31/2023	$20,185	$24,942
9/30/2023	$19,066	$23,753
10/31/2023	$18,605	$23,253
11/30/2023	$20,557	$25,377
12/31/2023	$21,565	$26,530
1/31/2024	$21,944	$26,975
2/29/2024	$22,901	$28,416
3/31/2024	$23,443	$29,330
4/30/2024	$22,439	$28,132
5/31/2024	$23,603	$29,527
6/30/2024	$24,516	$30,587
7/31/2024	$24,696	$30,959
8/31/2024	$25,188	$31,711
9/30/2024	$25,705	$32,390
10/31/2024	$25,272	$32,095
11/30/2024	$26,671	$33,979
12/31/2024	$26,282	$33,170
1/31/2025	$26,891	$34,093
2/28/2025	$26,310	$33,649
3/31/2025	$24,584	$31,753
4/30/2025	$24,465	$31,538
5/31/2025	$25,947	$33,523
6/30/2025	$27,040	$35,228
7/31/2025	$27,383	$36,019

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor shares	10.88%	11.45%	10.60%
S&P 500 Index	16.33%	15.88%	13.66%

AssetsNet	$ 1,120,196,284
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 7,168,331
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,120,196,284
Total number of portfolio holdings	265
Portfolio turnover rate	21%
Total advisory fees paid	$7,168,331

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	0.6%
Materials	2.2%
Real Estate	2.4%
Consumer Staples	5.1%
Industrials	8.1%
Communication Services	9.1%
Health Care	9.4%
Consumer Discretionary	11.3%
Financials	15.3%
Information Technology	36.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.3%
JPMorgan Chase & Co.	2.5%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.5%
Mastercard, Inc., Class A	1.4%
Costco Wholesale Corp.	1.3%

Material Fund Change [Text Block]
C000071456
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DIEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 11.24% for the trailing twelve months ended July 31, 2025, underperforming the S&P 500 Index (the “benchmark”), which returned 16.33%.

U.S. equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

The Fund’s underperformance relative to the benchmark was disproportionately driven by a few specific names, including Novo Nordisk, Meta Platforms, Broadcom, and Palantir Technologies. Of these, the largest individual detractor was an out-of-benchmark position in Novo Nordisk, a Danish pharmaceutical company that struggled amid increasing competition in the obesity drug market. The others were large benchmark holdings in the Information Technology and Communication Services sectors that were not held and which saw strong returns on the back of continued AI dominance. Meta (the parent company of Facebook) and Palantir (a data mining software company) were not held as they do not meet Domini’s Impact Investment Standards, while Broadcom continued to outperform after it was sold during the period. Other notable detractors included an out-of-benchmark position in Dutch semiconductor equipment company ASML Holding, which was also sold during the period, and enterprise software company Oracle, which was not held.

Partially offsetting these negative impacts, the Fund benefitted from not holding some other large benchmark holdings which underperformed, including UnitedHealth Group and Eli Lilly, both of which do not meet our standards. Top contributors also included overweight positions in other companies benefitting from AI trends, including NVIDIA. Relative results were also helped by not having exposure to the Energy sector, which it does not invest in due to Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Energy (excluded)

Stocks:

  UnitedHealth Group, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  NVIDIA Corp. (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (out-of-benchmark)

  Meta Platforms, Inc. (ineligible, not held)

  Broadcom Inc. (underweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional shares	S&P 500 Index
7/31/2015	$500,000	$500,000
8/31/2015	$469,171	$469,850
9/30/2015	$453,943	$458,245
10/31/2015	$482,942	$496,921
11/30/2015	$483,329	$498,411
12/31/2015	$464,694	$490,536
1/31/2016	$434,637	$466,206
2/29/2016	$441,125	$465,600
3/31/2016	$471,610	$497,167
4/30/2016	$468,989	$499,106
5/31/2016	$473,576	$508,090
6/30/2016	$463,091	$509,411
7/31/2016	$489,522	$528,209
8/31/2016	$493,017	$528,948
9/30/2016	$498,653	$529,054
10/31/2016	$488,141	$519,425
11/30/2016	$512,012	$538,644
12/31/2016	$518,860	$549,309
1/31/2017	$529,860	$559,746
2/28/2017	$547,736	$581,968
3/31/2017	$545,903	$582,666
4/30/2017	$551,403	$588,668
5/31/2017	$551,862	$596,968
6/30/2017	$547,736	$600,669
7/31/2017	$560,570	$613,043
8/31/2017	$561,945	$614,943
9/30/2017	$572,717	$627,611
10/31/2017	$585,322	$642,234
11/30/2017	$599,072	$661,951
12/31/2017	$600,820	$669,299
1/31/2018	$632,187	$707,649
2/28/2018	$607,705	$681,537
3/31/2018	$597,052	$664,226
4/30/2018	$593,986	$666,750
5/31/2018	$600,629	$682,819
6/30/2018	$596,570	$687,052
7/31/2018	$620,433	$712,611
8/31/2018	$637,111	$735,842
9/30/2018	$635,912	$740,036
10/31/2018	$585,709	$689,418
11/30/2018	$599,869	$703,482
12/31/2018	$548,426	$639,957
1/31/2019	$589,529	$691,218
2/28/2019	$611,254	$713,406
3/31/2019	$623,484	$727,246
4/30/2019	$647,680	$756,700
5/31/2019	$607,551	$708,649
6/30/2019	$651,017	$758,609
7/31/2019	$661,946	$769,533
8/31/2019	$651,903	$757,374
9/30/2019	$662,615	$771,537
10/31/2019	$679,772	$788,280
11/30/2019	$703,733	$816,894
12/31/2019	$724,339	$841,564
1/31/2020	$735,231	$841,228
2/29/2020	$684,401	$771,995
3/31/2020	$612,870	$676,653
4/30/2020	$691,037	$763,400
5/31/2020	$728,752	$799,738
6/30/2020	$757,055	$815,653
7/31/2020	$810,390	$861,656
8/31/2020	$875,916	$923,609
9/30/2020	$845,360	$888,512
10/31/2020	$821,564	$864,877
11/30/2020	$910,036	$959,581
12/31/2020	$949,572	$996,429
1/31/2021	$951,761	$986,365
2/28/2021	$952,386	$1,013,589
3/31/2021	$969,121	$1,057,984
4/30/2021	$1,015,792	$1,114,480
5/31/2021	$1,010,467	$1,122,282
6/30/2021	$1,056,506	$1,148,431
7/31/2021	$1,085,044	$1,175,764
8/31/2021	$1,118,285	$1,211,507
9/30/2021	$1,058,397	$1,155,172
10/31/2021	$1,143,722	$1,236,149
11/30/2021	$1,131,488	$1,227,620
12/31/2021	$1,155,957	$1,282,617
1/31/2022	$1,065,886	$1,216,306
2/28/2022	$1,031,985	$1,179,938
3/31/2022	$1,066,223	$1,223,714
4/30/2022	$945,462	$1,117,006
5/31/2022	$937,478	$1,119,017
6/30/2022	$866,371	$1,026,698
7/31/2022	$950,943	$1,121,359
8/31/2022	$905,327	$1,075,608
9/30/2022	$822,211	$976,545
10/31/2022	$870,851	$1,055,645
11/30/2022	$921,822	$1,114,655
12/31/2022	$861,401	$1,050,451
1/31/2023	$926,669	$1,116,419
2/28/2023	$907,973	$1,089,179
3/31/2023	$951,477	$1,129,152
4/30/2023	$954,203	$1,146,766
5/31/2023	$971,924	$1,151,697
6/30/2023	$1,027,011	$1,227,825
7/31/2023	$1,054,676	$1,267,269
8/31/2023	$1,037,257	$1,247,092
9/30/2023	$979,994	$1,187,631
10/31/2023	$956,417	$1,162,659
11/30/2023	$1,056,876	$1,268,840
12/31/2023	$1,109,213	$1,326,484
1/31/2024	$1,128,891	$1,348,775
2/29/2024	$1,178,604	$1,420,794
3/31/2024	$1,206,475	$1,466,508
4/30/2024	$1,154,937	$1,406,608
5/31/2024	$1,215,122	$1,476,355
6/30/2024	$1,262,769	$1,529,329
7/31/2024	$1,272,123	$1,547,946
8/31/2024	$1,297,760	$1,585,561
9/30/2024	$1,324,764	$1,619,492
10/31/2024	$1,302,580	$1,604,755
11/30/2024	$1,375,023	$1,698,955
12/31/2024	$1,355,778	$1,658,520
1/31/2025	$1,387,155	$1,704,627
2/28/2025	$1,357,967	$1,682,467
3/31/2025	$1,268,944	$1,587,670
4/30/2025	$1,263,106	$1,576,904
5/31/2025	$1,340,089	$1,676,162
6/30/2025	$1,396,785	$1,761,398
7/31/2025	$1,415,091	$1,800,930

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional shares	11.24%	11.79%	10.96%
S&P 500 Index	16.33%	15.88%	13.66%

AssetsNet	$ 1,120,196,284
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 7,168,331
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,120,196,284
Total number of portfolio holdings	265
Portfolio turnover rate	21%
Total advisory fees paid	$7,168,331

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	0.6%
Materials	2.2%
Real Estate	2.4%
Consumer Staples	5.1%
Industrials	8.1%
Communication Services	9.1%
Health Care	9.4%
Consumer Discretionary	11.3%
Financials	15.3%
Information Technology	36.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.3%
JPMorgan Chase & Co.	2.5%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.5%
Mastercard, Inc., Class A	1.4%
Costco Wholesale Corp.	1.3%

Material Fund Change [Text Block]
C000009467
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 11.17% for the trailing twelve months ended July 31, 2025, underperforming the S&P 500 Index (the “benchmark”), which returned 16.33%.

U.S. equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

The Fund’s underperformance relative to the benchmark was disproportionately driven by a few specific names, including Novo Nordisk, Meta Platforms, Broadcom, and Palantir Technologies. Of these, the largest individual detractor was an out-of-benchmark position in Novo Nordisk, a Danish pharmaceutical company that struggled amid increasing competition in the obesity drug market. The others were large benchmark holdings in the Information Technology and Communication Services sectors that were not held and which saw strong returns on the back of continued AI dominance. Meta (the parent company of Facebook) and Palantir (a data mining software company) were not held as they do not meet Domini’s Impact Investment Standards, while Broadcom continued to outperform after it was sold during the period. Other notable detractors included an out-of-benchmark position in Dutch semiconductor equipment company ASML Holding, which was also sold during the period, and enterprise software company Oracle, which was not held.

Partially offsetting these negative impacts, the Fund benefitted from not holding some other large benchmark holdings which underperformed, including UnitedHealth Group and Eli Lilly, both of which do not meet our standards. Top contributors also included overweight positions in other companies benefitting from AI trends, including NVIDIA. Relative results were also helped by not having exposure to the Energy sector, which it does not invest in due to Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Energy (excluded)

Stocks:

  UnitedHealth Group, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  NVIDIA Corp. (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (out-of-benchmark)

  Meta Platforms, Inc. (ineligible, not held)

  Broadcom Inc. (underweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class Y shares	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,383	$9,397
9/30/2015	$9,074	$9,165
10/31/2015	$9,654	$9,938
11/30/2015	$9,664	$9,968
12/31/2015	$9,294	$9,811
1/31/2016	$8,686	$9,324
2/29/2016	$8,823	$9,312
3/31/2016	$9,431	$9,943
4/30/2016	$9,368	$9,982
5/31/2016	$9,462	$10,162
6/30/2016	$9,257	$10,188
7/31/2016	$9,793	$10,564
8/31/2016	$9,856	$10,579
9/30/2016	$9,963	$10,581
10/31/2016	$9,756	$10,389
11/30/2016	$10,234	$10,773
12/31/2016	$10,368	$10,986
1/31/2017	$10,596	$11,195
2/28/2017	$10,956	$11,639
3/31/2017	$10,900	$11,653
4/30/2017	$11,013	$11,773
5/31/2017	$11,013	$11,939
6/30/2017	$10,937	$12,013
7/31/2017	$11,184	$12,261
8/31/2017	$11,222	$12,299
9/30/2017	$11,431	$12,552
10/31/2017	$11,678	$12,845
11/30/2017	$11,963	$13,239
12/31/2017	$12,011	$13,386
1/31/2018	$12,621	$14,153
2/28/2018	$12,127	$13,631
3/31/2018	$11,918	$13,285
4/30/2018	$11,857	$13,335
5/31/2018	$11,990	$13,656
6/30/2018	$11,906	$13,741
7/31/2018	$12,382	$14,252
8/31/2018	$12,710	$14,717
9/30/2018	$12,690	$14,801
10/31/2018	$11,688	$13,788
11/30/2018	$11,971	$14,070
12/31/2018	$10,937	$12,799
1/31/2019	$11,756	$13,824
2/28/2019	$12,196	$14,268
3/31/2019	$12,437	$14,545
4/30/2019	$12,920	$15,134
5/31/2019	$12,114	$14,173
6/30/2019	$12,984	$15,172
7/31/2019	$13,202	$15,391
8/31/2019	$13,002	$15,147
9/30/2019	$13,209	$15,431
10/31/2019	$13,551	$15,766
11/30/2019	$14,035	$16,338
12/31/2019	$14,443	$16,831
1/31/2020	$14,660	$16,825
2/29/2020	$13,647	$15,440
3/31/2020	$12,218	$13,533
4/30/2020	$13,775	$15,268
5/31/2020	$14,526	$15,995
6/30/2020	$15,090	$16,313
7/31/2020	$16,151	$17,233
8/31/2020	$17,462	$18,472
9/30/2020	$16,846	$17,770
10/31/2020	$16,373	$17,298
11/30/2020	$18,134	$19,192
12/31/2020	$18,917	$19,929
1/31/2021	$18,961	$19,727
2/28/2021	$18,979	$20,272
3/31/2021	$19,304	$21,160
4/30/2021	$20,238	$22,290
5/31/2021	$20,133	$22,446
6/30/2021	$21,045	$22,969
7/31/2021	$21,612	$23,515
8/31/2021	$22,280	$24,230
9/30/2021	$21,081	$23,103
10/31/2021	$22,783	$24,723
11/30/2021	$22,534	$24,552
12/31/2021	$23,020	$25,652
1/31/2022	$21,230	$24,326
2/28/2022	$20,549	$23,599
3/31/2022	$21,228	$24,474
4/30/2022	$18,821	$22,340
5/31/2022	$18,662	$22,380
6/30/2022	$17,247	$20,534
7/31/2022	$18,928	$22,427
8/31/2022	$18,014	$21,512
9/30/2022	$16,367	$19,531
10/31/2022	$17,327	$21,113
11/30/2022	$18,340	$22,293
12/31/2022	$17,143	$21,009
1/31/2023	$18,439	$22,328
2/28/2023	$18,061	$21,784
3/31/2023	$18,924	$22,583
4/30/2023	$18,985	$22,935
5/31/2023	$19,330	$23,034
6/30/2023	$20,426	$24,556
7/31/2023	$20,969	$25,345
8/31/2023	$20,623	$24,942
9/30/2023	$19,484	$23,753
10/31/2023	$19,016	$23,253
11/30/2023	$21,011	$25,377
12/31/2023	$22,050	$26,530
1/31/2024	$22,434	$26,975
2/29/2024	$23,420	$28,416
3/31/2024	$23,977	$29,330
4/30/2024	$22,955	$28,132
5/31/2024	$24,149	$29,527
6/30/2024	$25,084	$30,587
7/31/2024	$25,269	$30,959
8/31/2024	$25,785	$31,711
9/30/2024	$26,316	$32,390
10/31/2024	$25,876	$32,095
11/30/2024	$27,313	$33,979
12/31/2024	$26,923	$33,170
1/31/2025	$27,545	$34,093
2/28/2025	$26,959	$33,649
3/31/2025	$25,195	$31,753
4/30/2025	$25,080	$31,538
5/31/2025	$26,605	$33,523
6/30/2025	$27,735	$35,228
7/31/2025	$28,091	$36,019

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class Y shares	11.17%	11.70%	10.88%
S&P 500 Index	16.33%	15.88%	13.66%

AssetsNet	$ 1,120,196,284
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 7,168,331
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,120,196,284
Total number of portfolio holdings	265
Portfolio turnover rate	21%
Total advisory fees paid	$7,168,331

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	0.6%
Materials	2.2%
Real Estate	2.4%
Consumer Staples	5.1%
Industrials	8.1%
Communication Services	9.1%
Health Care	9.4%
Consumer Discretionary	11.3%
Financials	15.3%
Information Technology	36.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.3%
JPMorgan Chase & Co.	2.5%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.5%
Mastercard, Inc., Class A	1.4%
Costco Wholesale Corp.	1.3%

Material Fund Change [Text Block]
C000217516
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INVESTOR SHARES
Trading Symbol	CAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$141	1.40%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 1.50% for the trailing twelve months ended July 31, 2025, underperforming the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 13.96%. This Fund invest in a high-conviction portfolio of fewer than 50 stocks, seeking solution-oriented companies that support certain sustainability themes. The portfolio is constructed through bottom-up stock selection, and it is not managed to or constrained by the benchmark.

Global equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

Relative to the benchmark, much of the Fund’s underperformance was driven by its overweight to and stock selection in the Health Care sector, which was the weakest performing sector for the benchmark over the period. The largest detractor in Health Care and for the Fund overall, both on a relative and absolute basis, was Organon, a U.S.-based, women’s health-focused pharmaceutical company (this position was sold during the period). Stock selection also detracted in Industrials and Financials. In Industrials, the largest relative and absolute detractors were Netherlands-based sustainable design and engineering company Arcadis and France-based electric cabling company Nexans (sold during the period). These detractions were partially offset by a contribution from U.S.-based mechanical, electrical, and plumbing building systems company Comfort Systems USA, which was the Fund’s top individual contributor overall on both a relative and absolute basis. In Financials, the top detractor was U.S.-based fintech and payments company Fiserv. Performance was mixed in Information Technology, with a positive contribution from U.S.-based cybersecurity software company CrowdStrike Holdings offset by a detraction from Netherlands-based semiconductor equipment company ASML Holding.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (underweight)

  Materials (underweight)

  Information Technology (overweight)

Stocks:

  Comfort Systems USA, Inc. (out-of-benchmark)

  CrowdStrike Holdings, Inc. (overweight)

  Flex Ltd. (out-of-benchmark)

Sectors:

  Health Care (overweight)

  Industrials (overweight)

  Financials (underweight)

Stocks:

  Organon & Co. (out-of-benchmark)

  Aracdis N.V. (out-of-benchmark)

  Fiserv, Inc. (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor shares	MSCI World Equal Weighted Index (net)
4/1/2020	$10,000	$10,000
4/30/2020	$11,680	$11,021
5/31/2020	$12,870	$11,628
6/30/2020	$13,600	$11,852
7/31/2020	$15,280	$12,216
8/31/2020	$16,480	$12,916
9/30/2020	$16,600	$12,606
10/31/2020	$16,410	$12,338
11/30/2020	$18,850	$14,186
12/31/2020	$20,084	$14,788
1/31/2021	$20,715	$14,690
2/28/2021	$19,764	$15,174
3/31/2021	$18,658	$15,696
4/30/2021	$18,709	$16,229
5/31/2021	$18,234	$16,580
6/30/2021	$19,371	$16,577
7/31/2021	$19,702	$16,695
8/31/2021	$20,074	$17,038
9/30/2021	$19,009	$16,493
10/31/2021	$21,138	$17,017
11/30/2021	$19,588	$16,301
12/31/2021	$18,776	$16,988
1/31/2022	$16,546	$16,096
2/28/2022	$16,439	$15,932
3/31/2022	$16,977	$16,100
4/30/2022	$14,597	$14,907
5/31/2022	$14,510	$14,953
6/30/2022	$13,412	$13,562
7/31/2022	$14,855	$14,482
8/31/2022	$14,133	$13,905
9/30/2022	$13,002	$12,524
10/31/2022	$13,821	$13,300
11/30/2022	$14,554	$14,454
12/31/2022	$13,670	$14,133
1/31/2023	$14,672	$15,283
2/28/2023	$14,532	$14,869
3/31/2023	$14,575	$14,974
4/30/2023	$13,950	$15,168
5/31/2023	$13,778	$14,615
6/30/2023	$14,586	$15,411
7/31/2023	$14,963	$16,073
8/31/2023	$14,521	$15,477
9/30/2023	$13,875	$14,820
10/31/2023	$13,218	$14,111
11/30/2023	$14,586	$15,469
12/31/2023	$15,469	$16,494
1/31/2024	$15,695	$16,339
2/29/2024	$16,611	$16,703
3/31/2024	$16,837	$17,315
4/30/2024	$16,072	$16,677
5/31/2024	$17,182	$17,209
6/30/2024	$17,088	$16,936
7/31/2024	$17,217	$17,657
8/31/2024	$17,831	$18,196
9/30/2024	$17,917	$18,629
10/31/2024	$17,174	$17,945
11/30/2024	$17,917	$18,572
12/31/2024	$17,023	$17,761
1/31/2025	$17,637	$18,468
2/28/2025	$17,055	$18,542
3/31/2025	$16,323	$18,233
4/30/2025	$16,581	$18,680
5/31/2025	$17,303	$19,510
6/30/2025	$17,745	$20,125
7/31/2025	$17,476	$20,121

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (4/1/20)
Investor shares	1.50%	2.72%	11.04%
MSCI World Equal Weighted Index (net)	13.96%	10.49%	14.00%

AssetsNet	$ 38,257,305
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 307,931
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$38,257,305
Total number of portfolio holdings	49
Portfolio turnover rate	64%
Total advisory fees paid	$307,931

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	6.2%
Communication Services	1.5%
Utilities	1.5%
Materials	1.6%
Real Estate	2.0%
Consumer Discretionary	6.5%
Health Care	16.0%
Financials	16.3%
Information Technology	19.9%
Industrials	28.5%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	6.2%
OtherFootnote Reference*	6.4%
Australia	2.2%
Italy	2.5%
Spain	2.5%
Brazil	2.8%
United Kingdom	4.3%
Germany	4.3%
Japan	5.0%
Netherlands	5.8%
United States	58.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Resona Holdings, Inc.	3.7%
MercadoLibre, Inc.	2.8%
Vertex Pharmaceuticals, Inc.	2.7%
Xylem, Inc.	2.6%
CaixaBank SA	2.5%
Prysmian SpA	2.5%
Comfort Systems USA, Inc.	2.5%
Schneider Electric SE	2.4%
Arcadis NV	2.4%

Material Fund Change [Text Block]
C000217517
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	LIFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 1.79% for the trailing twelve months ended July 31, 2025, underperforming the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 13.96%. This Fund invest in a high-conviction portfolio of fewer than 50 stocks, seeking solution-oriented companies that support certain sustainability themes. The portfolio is constructed through bottom-up stock selection, and it is not managed to or constrained by the benchmark.

Global equities delivered generally solid returns over the period. Late 2024 rate cuts by the Federal Reserve, resilient economic indicators, strong corporate earnings, and continued enthusiasm around artificial intelligence (AI) all helped to bolster investor optimism, despite significant volatility and heightened uncertainty surrounding tariffs and central bank policy.

Relative to the benchmark, much of the Fund’s underperformance was driven by its overweight to and stock selection in the Health Care sector, which was the weakest performing sector for the benchmark over the period. The largest detractor in Health Care and for the Fund overall, both on a relative and absolute basis, was Organon, a U.S.-based, women’s health-focused pharmaceutical company (this position was sold during the period). Stock selection also detracted in Industrials and Financials. In Industrials, the largest relative and absolute detractors were Netherlands-based sustainable design and engineering company Arcadis and France-based electric cabling company Nexans (sold during the period). These detractions were partially offset by a contribution from U.S.-based mechanical, electrical, and plumbing building systems company Comfort Systems USA, which was the Fund’s top individual contributor overall on both a relative and absolute basis. In Financials, the top detractor was U.S.-based fintech and payments company Fiserv. Performance was mixed in Information Technology, with a positive contribution from U.S.-based cybersecurity software company CrowdStrike Holdings offset by a detraction from Netherlands-based semiconductor equipment company ASML Holding.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (underweight)

  Materials (underweight)

  Information Technology (overweight)

Stocks:

  Comfort Systems USA, Inc. (out-of-benchmark)

  CrowdStrike Holdings, Inc. (overweight)

  Flex Ltd. (out-of-benchmark)

Sectors:

  Health Care (overweight)

  Industrials (overweight)

  Financials (underweight)

Stocks:

  Organon & Co. (out-of-benchmark)

  Aracdis N.V. (out-of-benchmark)

  Fiserv, Inc. (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional shares	MSCI World Equal Weighted Index (net)
4/1/2020	$500,000	$500,000
4/30/2020	$584,000	$551,030
5/31/2020	$643,500	$581,419
6/30/2020	$680,500	$592,620
7/31/2020	$764,500	$610,794
8/31/2020	$824,500	$645,808
9/30/2020	$831,000	$630,282
10/31/2020	$821,500	$616,886
11/30/2020	$944,000	$709,275
12/31/2020	$1,005,703	$739,411
1/31/2021	$1,037,745	$734,492
2/28/2021	$990,199	$758,678
3/31/2021	$935,418	$784,777
4/30/2021	$937,485	$811,460
5/31/2021	$914,229	$828,977
6/30/2021	$971,077	$828,857
7/31/2021	$988,132	$834,769
8/31/2021	$1,007,253	$851,916
9/30/2021	$954,023	$824,655
10/31/2021	$1,060,484	$850,845
11/30/2021	$982,964	$815,068
12/31/2021	$942,931	$849,397
1/31/2022	$830,729	$804,800
2/28/2022	$825,874	$796,577
3/31/2022	$852,846	$805,008
4/30/2022	$733,091	$745,361
5/31/2022	$729,315	$747,626
6/30/2022	$674,293	$678,097
7/31/2022	$747,117	$724,118
8/31/2022	$710,974	$695,261
9/30/2022	$654,334	$626,223
10/31/2022	$695,331	$665,011
11/30/2022	$732,012	$722,700
12/31/2022	$687,779	$706,658
1/31/2023	$738,486	$764,165
2/28/2023	$732,012	$743,464
3/31/2023	$734,170	$748,720
4/30/2023	$702,883	$758,408
5/31/2023	$694,252	$730,774
6/30/2023	$735,249	$770,528
7/31/2023	$754,129	$803,650
8/31/2023	$732,012	$773,859
9/30/2023	$699,646	$741,021
10/31/2023	$666,741	$705,552
11/30/2023	$735,788	$773,428
12/31/2023	$780,562	$824,700
1/31/2024	$791,890	$816,967
2/29/2024	$838,281	$835,165
3/31/2024	$849,609	$865,770
4/30/2024	$811,309	$833,857
5/31/2024	$867,410	$860,457
6/30/2024	$862,989	$846,781
7/31/2024	$870,010	$882,870
8/31/2024	$901,332	$909,795
9/30/2024	$905,653	$931,439
10/31/2024	$868,390	$897,228
11/30/2024	$906,193	$928,596
12/31/2024	$860,829	$888,034
1/31/2025	$892,692	$923,423
2/28/2025	$862,989	$927,115
3/31/2025	$825,726	$911,632
4/30/2025	$839,227	$933,996
5/31/2025	$876,490	$975,518
6/30/2025	$898,533	$1,006,239
7/31/2025	$885,550	$1,006,052

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (4/1/20)
Institutional shares	1.79%	2.98%	11.32%
MSCI World Equal Weighted Index (net)	13.96%	10.49%	14.00%

AssetsNet	$ 38,257,305
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 307,931
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$38,257,305
Total number of portfolio holdings	49
Portfolio turnover rate	64%
Total advisory fees paid	$307,931

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	6.2%
Communication Services	1.5%
Utilities	1.5%
Materials	1.6%
Real Estate	2.0%
Consumer Discretionary	6.5%
Health Care	16.0%
Financials	16.3%
Information Technology	19.9%
Industrials	28.5%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	6.2%
OtherFootnote Reference*	6.4%
Australia	2.2%
Italy	2.5%
Spain	2.5%
Brazil	2.8%
United Kingdom	4.3%
Germany	4.3%
Japan	5.0%
Netherlands	5.8%
United States	58.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Resona Holdings, Inc.	3.7%
MercadoLibre, Inc.	2.8%
Vertex Pharmaceuticals, Inc.	2.7%
Xylem, Inc.	2.6%
CaixaBank SA	2.5%
Prysmian SpA	2.5%
Comfort Systems USA, Inc.	2.5%
Schneider Electric SE	2.4%
Arcadis NV	2.4%

Material Fund Change [Text Block]
C000039201
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DOMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$138	1.28%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 16.14% for the trailing twelve months ended July 31, 2025, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 12.77%.

International equities delivered generally solid returns over the period and were particularly strong during the first half of 2025. As uncertainty surrounding U.S. economic policy and tariffs increased, investors increasingly rotated capital into international markets, particularly Europe, which outperformed amid signs of a more accommodative monetary policy, improving leading indicators, and greater fiscal stimulus.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity Model drove outperformance during the period, with all three of the model’s main factor themes—Momentum, Value, and Quality—contributing positively. Within Momentum, both long-term and short-term momentum factors were positive. Within Value, both pure value and fair value factors were additive. Within Quality, positive performance from management behavior factors was partially offset by negative performance from earnings quality factors. Among standard factors, industry and style factors also made positive contributions to relative results. From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Information Technology sectors, partially offset by negative security selection in the Industrials sector.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Financials (overweight)

  Health Care (overweight)

  Information Technology (overweight)

  Stocks:

  Siemens Energy AG (overweight)

  Pro Medicus Limited (overweight)

  Banco Santander S.A. (overweight)

  Sectors:

  Industrials (underweight)

  Communication Services (underweight)

  Utilities (underweight)

Stocks:

  Rolls-Royce Holdings plc (ineligible, not held)

  Givaudan S.A. (overweight)

  Rheinmetall AG (ineligible, not held)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor shares	MSCI EAFE Net Total Return USD Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,404	$9,264
9/30/2015	$9,081	$8,794
10/31/2015	$9,727	$9,481
11/30/2015	$9,478	$9,334
12/31/2015	$9,292	$9,208
1/31/2016	$8,858	$8,542
2/29/2016	$8,640	$8,386
3/31/2016	$9,407	$8,931
4/30/2016	$9,574	$9,190
5/31/2016	$9,522	$9,106
6/30/2016	$9,077	$8,801
7/31/2016	$9,488	$9,247
8/31/2016	$9,527	$9,253
9/30/2016	$9,668	$9,367
10/31/2016	$9,604	$9,175
11/30/2016	$9,296	$8,993
12/31/2016	$9,576	$9,300
1/31/2017	$9,980	$9,570
2/28/2017	$10,175	$9,707
3/31/2017	$10,475	$9,974
4/30/2017	$10,852	$10,227
5/31/2017	$11,165	$10,603
6/30/2017	$11,104	$10,584
7/31/2017	$11,444	$10,888
8/31/2017	$11,457	$10,884
9/30/2017	$11,600	$11,155
10/31/2017	$11,783	$11,325
11/30/2017	$11,770	$11,444
12/31/2017	$11,932	$11,628
1/31/2018	$12,653	$12,212
2/28/2018	$12,039	$11,661
3/31/2018	$11,852	$11,451
4/30/2018	$12,012	$11,712
5/31/2018	$11,705	$11,448
6/30/2018	$11,413	$11,309
7/31/2018	$11,681	$11,587
8/31/2018	$11,400	$11,363
9/30/2018	$11,480	$11,462
10/31/2018	$10,529	$10,550
11/30/2018	$10,529	$10,536
12/31/2018	$9,982	$10,025
1/31/2019	$10,740	$10,684
2/28/2019	$10,895	$10,956
3/31/2019	$11,007	$11,025
4/30/2019	$11,218	$11,335
5/31/2019	$10,600	$10,791
6/30/2019	$11,251	$11,431
7/31/2019	$10,885	$11,286
8/31/2019	$10,520	$10,993
9/30/2019	$10,857	$11,309
10/31/2019	$11,181	$11,715
11/30/2019	$11,321	$11,847
12/31/2019	$11,674	$12,232
1/31/2020	$11,371	$11,977
2/29/2020	$10,404	$10,894
3/31/2020	$8,759	$9,440
4/30/2020	$9,336	$10,049
5/31/2020	$9,856	$10,487
6/30/2020	$10,072	$10,843
7/31/2020	$10,505	$11,096
8/31/2020	$10,996	$11,666
9/30/2020	$10,779	$11,363
10/31/2020	$10,404	$10,909
11/30/2020	$11,789	$12,600
12/31/2020	$12,343	$13,186
1/31/2021	$12,169	$13,046
2/28/2021	$12,415	$13,338
3/31/2021	$12,822	$13,645
4/30/2021	$13,054	$14,056
5/31/2021	$13,619	$14,514
6/30/2021	$13,441	$14,351
7/31/2021	$13,587	$14,459
8/31/2021	$13,850	$14,714
9/30/2021	$13,163	$14,287
10/31/2021	$13,470	$14,638
11/30/2021	$13,002	$13,958
12/31/2021	$13,662	$14,672
1/31/2022	$12,972	$13,963
2/28/2022	$12,635	$13,716
3/31/2022	$12,502	$13,804
4/30/2022	$11,505	$12,911
5/31/2022	$11,534	$13,008
6/30/2022	$10,307	$11,801
7/31/2022	$10,974	$12,389
8/31/2022	$10,307	$11,800
9/30/2022	$9,358	$10,697
10/31/2022	$9,877	$11,272
11/30/2022	$10,959	$12,541
12/31/2022	$10,814	$12,551
1/31/2023	$11,831	$13,568
2/28/2023	$11,442	$13,284
3/31/2023	$11,666	$13,614
4/30/2023	$11,891	$13,998
5/31/2023	$11,337	$13,406
6/30/2023	$12,024	$14,016
7/31/2023	$12,420	$14,470
8/31/2023	$11,948	$13,915
9/30/2023	$11,522	$13,440
10/31/2023	$11,111	$12,895
11/30/2023	$12,328	$14,092
12/31/2023	$13,127	$14,841
1/31/2024	$13,097	$14,926
2/29/2024	$13,433	$15,200
3/31/2024	$13,998	$15,699
4/30/2024	$13,570	$15,297
5/31/2024	$14,365	$15,889
6/30/2024	$13,999	$15,633
7/31/2024	$14,356	$16,092
8/31/2024	$14,869	$16,615
9/30/2024	$15,055	$16,768
10/31/2024	$14,341	$15,856
11/30/2024	$14,636	$15,766
12/31/2024	$14,211	$15,408
1/31/2025	$14,809	$16,217
2/28/2025	$15,187	$16,532
3/31/2025	$14,982	$16,465
4/30/2025	$15,691	$17,219
5/31/2025	$16,446	$18,007
6/30/2025	$16,863	$18,404
7/31/2025	$16,673	$18,146

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor shares	16.14%	9.68%	5.25%
MSCI EAFE Net Total Return USD Index	12.77%	10.34%	6.14%

AssetsNet	$ 886,659,432
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 6,910,414
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$886,659,432
Total number of portfolio holdings	175
Portfolio turnover rate	80%
Total advisory fees paid	$6,910,414

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
Utilities	1.1%
Communication Services	3.8%
Real Estate	4.0%
Materials	4.0%
Consumer Staples	5.2%
Information Technology	10.5%
Consumer Discretionary	11.2%
Health Care	13.5%
Industrials	17.0%
Financials	27.4%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
OtherFootnote Reference*	7.8%
Hong Kong	2.1%
Sweden	2.6%
Italy	3.1%
Singapore	3.9%
Netherlands	4.4%
Spain	4.6%
Australia	6.1%
Switzerland	6.3%
France	6.8%
United States	7.5%
Germany	11.2%
United Kingdom	12.3%
Japan	19.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.5%
SAP SE	3.0%
Banco Santander SA	2.3%
Fortescue Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
DBS Group Holdings Ltd.	2.1%
Cie Financiere Richemont SA, Class A	2.1%
3i Group PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
BNP Paribas SA	2.0%

Material Fund Change [Text Block]
C000123188
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DOMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 16.50% for the trailing twelve months ended July 31, 2025, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 12.77%.

International equities delivered generally solid returns over the period and were particularly strong during the first half of 2025. As uncertainty surrounding U.S. economic policy and tariffs increased, investors increasingly rotated capital into international markets, particularly Europe, which outperformed amid signs of a more accommodative monetary policy, improving leading indicators, and greater fiscal stimulus.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity Model drove outperformance during the period, with all three of the model’s main factor themes—Momentum, Value, and Quality—contributing positively. Within Momentum, both long-term and short-term momentum factors were positive. Within Value, both pure value and fair value factors were additive. Within Quality, positive performance from management behavior factors was partially offset by negative performance from earnings quality factors. Among standard factors, industry and style factors also made positive contributions to relative results. From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Information Technology sectors, partially offset by negative security selection in the Industrials sector.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Financials (overweight)

  Health Care (overweight)

  Information Technology (overweight)

  Stocks:

  Siemens Energy AG (overweight)

  Pro Medicus Limited (overweight)

  Banco Santander S.A. (overweight)

  Sectors:

  Industrials (underweight)

  Communication Services (underweight)

  Utilities (underweight)

Stocks:

  Rolls-Royce Holdings plc (ineligible, not held)

  Givaudan S.A. (overweight)

  Rheinmetall AG (ineligible, not held)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional shares	MSCI EAFE Net Total Return USD Index
7/31/2015	$500,000	$500,000
8/31/2015	$470,260	$463,219
9/30/2015	$454,151	$439,698
10/31/2015	$486,369	$474,069
11/30/2015	$474,597	$466,694
12/31/2015	$465,059	$460,406
1/31/2016	$443,310	$427,112
2/29/2016	$433,075	$419,287
3/31/2016	$471,456	$446,569
4/30/2016	$479,772	$459,498
5/31/2016	$477,853	$455,324
6/30/2016	$455,044	$440,040
7/31/2016	$476,313	$462,341
8/31/2016	$478,247	$462,669
9/30/2016	$485,337	$468,353
10/31/2016	$482,759	$458,773
11/30/2016	$467,290	$449,636
12/31/2016	$481,864	$465,011
1/31/2017	$501,532	$478,500
2/28/2017	$512,022	$485,342
3/31/2017	$527,100	$498,703
4/30/2017	$545,457	$511,370
5/31/2017	$561,191	$530,137
6/30/2017	$558,918	$529,183
7/31/2017	$575,376	$544,424
8/31/2017	$576,692	$544,206
9/30/2017	$584,592	$557,756
10/31/2017	$593,809	$566,234
11/30/2017	$593,150	$572,180
12/31/2017	$601,286	$581,392
1/31/2018	$638,444	$610,578
2/28/2018	$607,366	$583,041
3/31/2018	$597,908	$572,546
4/30/2018	$606,015	$585,600
5/31/2018	$590,476	$572,424
6/30/2018	$575,994	$565,441
7/31/2018	$590,241	$579,350
8/31/2018	$575,994	$568,169
9/30/2018	$580,064	$573,112
10/31/2018	$531,895	$527,492
11/30/2018	$532,574	$526,806
12/31/2018	$505,515	$501,256
1/31/2019	$543,411	$534,189
2/28/2019	$551,991	$547,811
3/31/2019	$556,996	$551,262
4/30/2019	$568,437	$566,752
5/31/2019	$536,976	$539,548
6/30/2019	$570,570	$571,544
7/31/2019	$551,910	$564,285
8/31/2019	$533,967	$549,670
9/30/2019	$551,192	$565,445
10/31/2019	$567,699	$585,745
11/30/2019	$574,876	$592,364
12/31/2019	$592,798	$611,616
1/31/2020	$577,256	$598,833
2/29/2020	$529,151	$544,698
3/31/2020	$445,523	$471,981
4/30/2020	$475,126	$502,471
5/31/2020	$501,769	$524,329
6/30/2020	$512,870	$542,156
7/31/2020	$535,072	$554,788
8/31/2020	$560,234	$583,304
9/30/2020	$549,133	$568,138
10/31/2020	$530,631	$545,470
11/30/2020	$600,938	$630,017
12/31/2020	$628,988	$659,313
1/31/2021	$620,761	$652,291
2/28/2021	$633,476	$666,922
3/31/2021	$654,417	$682,255
4/30/2021	$667,132	$702,784
5/31/2021	$696,300	$725,702
6/30/2021	$686,989	$717,538
7/31/2021	$694,547	$722,941
8/31/2021	$708,907	$735,693
9/30/2021	$673,386	$714,344
10/31/2021	$690,013	$731,916
11/30/2021	$665,828	$697,882
12/31/2021	$700,199	$733,614
1/31/2022	$665,151	$698,166
2/28/2022	$647,627	$685,808
3/31/2022	$641,532	$690,218
4/30/2022	$590,484	$645,561
5/31/2022	$592,008	$650,402
6/30/2022	$529,481	$590,045
7/31/2022	$563,441	$619,429
8/31/2022	$530,252	$590,006
9/30/2022	$480,855	$534,841
10/31/2022	$507,869	$563,605
11/30/2022	$563,441	$627,066
12/31/2022	$556,676	$627,568
1/31/2023	$609,134	$678,401
2/28/2023	$589,560	$664,223
3/31/2023	$601,304	$680,695
4/30/2023	$613,048	$699,891
5/31/2023	$584,079	$670,285
6/30/2023	$619,667	$700,783
7/31/2023	$640,429	$723,489
8/31/2023	$616,473	$695,772
9/30/2023	$594,912	$672,004
10/31/2023	$574,150	$644,761
11/30/2023	$636,436	$704,608
12/31/2023	$678,056	$742,044
1/31/2024	$677,251	$746,318
2/29/2024	$694,162	$759,979
3/31/2024	$723,153	$784,974
4/30/2024	$702,215	$764,872
5/31/2024	$743,285	$794,473
6/30/2024	$724,461	$781,647
7/31/2024	$743,310	$804,577
8/31/2024	$770,355	$830,726
9/30/2024	$780,189	$838,393
10/31/2024	$742,491	$792,801
11/30/2024	$758,881	$788,305
12/31/2024	$736,528	$770,379
1/31/2025	$768,225	$810,863
2/28/2025	$787,409	$826,585
3/31/2025	$777,400	$823,250
4/30/2025	$814,101	$860,960
5/31/2025	$853,305	$900,352
6/30/2025	$875,193	$920,190
7/31/2025	$865,962	$907,307

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional shares	16.50%	10.11%	5.65%
MSCI EAFE Net Total Return USD Index	12.77%	10.34%	6.14%

AssetsNet	$ 886,659,432
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 6,910,414
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$886,659,432
Total number of portfolio holdings	175
Portfolio turnover rate	80%
Total advisory fees paid	$6,910,414

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
Utilities	1.1%
Communication Services	3.8%
Real Estate	4.0%
Materials	4.0%
Consumer Staples	5.2%
Information Technology	10.5%
Consumer Discretionary	11.2%
Health Care	13.5%
Industrials	17.0%
Financials	27.4%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
OtherFootnote Reference*	7.8%
Hong Kong	2.1%
Sweden	2.6%
Italy	3.1%
Singapore	3.9%
Netherlands	4.4%
Spain	4.6%
Australia	6.1%
Switzerland	6.3%
France	6.8%
United States	7.5%
Germany	11.2%
United Kingdom	12.3%
Japan	19.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.5%
SAP SE	3.0%
Banco Santander SA	2.3%
Fortescue Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
DBS Group Holdings Ltd.	2.1%
Cie Financiere Richemont SA, Class A	2.1%
3i Group PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
BNP Paribas SA	2.0%

Material Fund Change [Text Block]
C000200995
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DOMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 16.47% for the trailing twelve months ended July 31, 2025, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 12.77%.

International equities delivered generally solid returns over the period and were particularly strong during the first half of 2025. As uncertainty surrounding U.S. economic policy and tariffs increased, investors increasingly rotated capital into international markets, particularly Europe, which outperformed amid signs of a more accommodative monetary policy, improving leading indicators, and greater fiscal stimulus.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity Model drove outperformance during the period, with all three of the model’s main factor themes—Momentum, Value, and Quality—contributing positively. Within Momentum, both long-term and short-term momentum factors were positive. Within Value, both pure value and fair value factors were additive. Within Quality, positive performance from management behavior factors was partially offset by negative performance from earnings quality factors. Among standard factors, industry and style factors also made positive contributions to relative results. From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Information Technology sectors, partially offset by negative security selection in the Industrials sector.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Financials (overweight)

  Health Care (overweight)

  Information Technology (overweight)

  Stocks:

  Siemens Energy AG (overweight)

  Pro Medicus Limited (overweight)

  Banco Santander S.A. (overweight)

  Sectors:

  Industrials (underweight)

  Communication Services (underweight)

  Utilities (underweight)

Stocks:

  Rolls-Royce Holdings plc (ineligible, not held)

  Givaudan S.A. (overweight)

  Rheinmetall AG (ineligible, not held)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class Y shares	MSCI EAFE Net Total Return USD Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,404	$9,264
9/30/2015	$9,081	$8,794
10/31/2015	$9,727	$9,481
11/30/2015	$9,478	$9,334
12/31/2015	$9,292	$9,208
1/31/2016	$8,858	$8,542
2/29/2016	$8,640	$8,386
3/31/2016	$9,407	$8,931
4/30/2016	$9,574	$9,190
5/31/2016	$9,522	$9,106
6/30/2016	$9,077	$8,801
7/31/2016	$9,488	$9,247
8/31/2016	$9,527	$9,253
9/30/2016	$9,668	$9,367
10/31/2016	$9,604	$9,175
11/30/2016	$9,296	$8,993
12/31/2016	$9,576	$9,300
1/31/2017	$9,980	$9,570
2/28/2017	$10,175	$9,707
3/31/2017	$10,475	$9,974
4/30/2017	$10,852	$10,227
5/31/2017	$11,165	$10,603
6/30/2017	$11,104	$10,584
7/31/2017	$11,444	$10,888
8/31/2017	$11,457	$10,884
9/30/2017	$11,600	$11,155
10/31/2017	$11,783	$11,325
11/30/2017	$11,770	$11,444
12/31/2017	$11,932	$11,628
1/31/2018	$12,653	$12,212
2/28/2018	$12,039	$11,661
3/31/2018	$11,852	$11,451
4/30/2018	$12,012	$11,712
5/31/2018	$11,705	$11,448
6/30/2018	$11,413	$11,309
7/31/2018	$11,668	$11,587
8/31/2018	$11,400	$11,363
9/30/2018	$11,480	$11,462
10/31/2018	$10,516	$10,550
11/30/2018	$10,542	$10,536
12/31/2018	$9,983	$10,025
1/31/2019	$10,745	$10,684
2/28/2019	$10,900	$10,956
3/31/2019	$11,013	$11,025
4/30/2019	$11,239	$11,335
5/31/2019	$10,604	$10,791
6/30/2019	$11,278	$11,431
7/31/2019	$10,909	$11,286
8/31/2019	$10,541	$10,993
9/30/2019	$10,881	$11,309
10/31/2019	$11,207	$11,715
11/30/2019	$11,349	$11,847
12/31/2019	$11,705	$12,232
1/31/2020	$11,398	$11,977
2/29/2020	$10,450	$10,894
3/31/2020	$8,786	$9,440
4/30/2020	$9,384	$10,049
5/31/2020	$9,910	$10,487
6/30/2020	$10,129	$10,843
7/31/2020	$10,552	$11,096
8/31/2020	$11,048	$11,666
9/30/2020	$10,829	$11,363
10/31/2020	$10,464	$10,909
11/30/2020	$11,851	$12,600
12/31/2020	$12,414	$13,186
1/31/2021	$12,252	$13,046
2/28/2021	$12,503	$13,338
3/31/2021	$12,916	$13,645
4/30/2021	$13,166	$14,056
5/31/2021	$13,727	$14,514
6/30/2021	$13,555	$14,351
7/31/2021	$13,704	$14,459
8/31/2021	$13,972	$14,714
9/30/2021	$13,287	$14,287
10/31/2021	$13,600	$14,638
11/30/2021	$13,138	$13,958
12/31/2021	$13,812	$14,672
1/31/2022	$13,107	$13,963
2/28/2022	$12,776	$13,716
3/31/2022	$12,641	$13,804
4/30/2022	$11,635	$12,911
5/31/2022	$11,665	$13,008
6/30/2022	$10,430	$11,801
7/31/2022	$11,099	$12,389
8/31/2022	$10,445	$11,800
9/30/2022	$9,472	$10,697
10/31/2022	$10,004	$11,272
11/30/2022	$11,114	$12,541
12/31/2022	$10,972	$12,551
1/31/2023	$12,005	$13,568
2/28/2023	$11,620	$13,284
3/31/2023	$11,835	$13,614
4/30/2023	$12,082	$13,998
5/31/2023	$11,512	$13,406
6/30/2023	$12,224	$14,016
7/31/2023	$12,616	$14,470
8/31/2023	$12,161	$13,915
9/30/2023	$11,721	$13,440
10/31/2023	$11,312	$12,895
11/30/2023	$12,538	$14,092
12/31/2023	$13,360	$14,841
1/31/2024	$13,344	$14,926
2/29/2024	$13,676	$15,200
3/31/2024	$14,262	$15,699
4/30/2024	$13,835	$15,297
5/31/2024	$14,642	$15,889
6/30/2024	$14,284	$15,633
7/31/2024	$14,638	$16,092
8/31/2024	$15,169	$16,615
9/30/2024	$15,362	$16,768
10/31/2024	$14,638	$15,856
11/30/2024	$14,960	$15,766
12/31/2024	$14,512	$15,408
1/31/2025	$15,118	$16,217
2/28/2025	$15,511	$16,532
3/31/2025	$15,314	$16,465
4/30/2025	$16,035	$17,219
5/31/2025	$16,805	$18,007
6/30/2025	$17,246	$18,404
7/31/2025	$17,048	$18,146

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class Y shares	16.47%	10.07%	5.48%
MSCI EAFE Net Total Return USD Index	12.77%	10.34%	6.14%

AssetsNet	$ 886,659,432
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 6,910,414
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$886,659,432
Total number of portfolio holdings	175
Portfolio turnover rate	80%
Total advisory fees paid	$6,910,414

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
Utilities	1.1%
Communication Services	3.8%
Real Estate	4.0%
Materials	4.0%
Consumer Staples	5.2%
Information Technology	10.5%
Consumer Discretionary	11.2%
Health Care	13.5%
Industrials	17.0%
Financials	27.4%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
OtherFootnote Reference*	7.8%
Hong Kong	2.1%
Sweden	2.6%
Italy	3.1%
Singapore	3.9%
Netherlands	4.4%
Spain	4.6%
Australia	6.1%
Switzerland	6.3%
France	6.8%
United States	7.5%
Germany	11.2%
United Kingdom	12.3%
Japan	19.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.5%
SAP SE	3.0%
Banco Santander SA	2.3%
Fortescue Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
DBS Group Holdings Ltd.	2.1%
Cie Financiere Richemont SA, Class A	2.1%
3i Group PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
BNP Paribas SA	2.0%

Material Fund Change [Text Block]
C000009468
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 2.39% for the trailing twelve months ended July 31, 2025, underperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 3.38%.

U.S. fixed-income sectors generated positive returns over the period. Credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best. Most global sovereign yields ended broadly higher, after fluctuating extensively during the period, and yield curves steepened across most regions. In particular, the second part of the period was marked by increased volatility stemming from concerns over growth, inflation, and U.S. economic policies.

The primary detractor from benchmark-relative results was the Fund’s duration and yield-curve positioning, as the portfolio was positioned with a longer duration position relative to the benchmark for most of the period, which detracted from performance as interest rates rose. This offset otherwise strong contributions from the Fund’s credit positioning. Throughout the period, the Fund maintained an underweight to investment-grade (IG) corporate bonds in favor of high-yield credit, bank loans, taxable municipal bonds, and securitized sectors where the Fund’s Subadviser observed more attractive risk and reward profiles. Within securitized sectors, positive results were led by the Fund’s overweight allocation to commercial mortgage-backed securities (CMBS). Its allocation to agency mortgage-backed securities (MBS) also helped performance despite a spike in interest-rate volatility. The Fund’s overweight allocation to taxable municipals, as well as out-of-benchmark allocations to high-yield credit and banks loans, also aided performance, benefiting from their coupon advantage. These contributions helped to offset a detraction from the Fund’s underweight to IG corporates, particularly in Industrials.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  Commercial Mortgage-Backed Securities (CMBS)

  High-Yield Credit

  Agency Mortgage-Backed Securities (MBS)

    Duration/Yield-Curve Positioning

    Developed Non-USD Denominated Bonds

    Investment-Grade Credit

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor shares	Bloomberg U.S. Aggregate Bond Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,979	$9,986
9/30/2015	$10,047	$10,054
10/31/2015	$10,044	$10,056
11/30/2015	$10,041	$10,030
12/31/2015	$9,995	$9,998
1/31/2016	$10,132	$10,136
2/29/2016	$10,179	$10,208
3/31/2016	$10,308	$10,302
4/30/2016	$10,374	$10,341
5/31/2016	$10,394	$10,344
6/30/2016	$10,551	$10,530
7/31/2016	$10,673	$10,596
8/31/2016	$10,685	$10,585
9/30/2016	$10,683	$10,578
10/31/2016	$10,580	$10,498
11/30/2016	$10,328	$10,249
12/31/2016	$10,340	$10,263
1/31/2017	$10,358	$10,284
2/28/2017	$10,432	$10,353
3/31/2017	$10,422	$10,348
4/30/2017	$10,515	$10,427
5/31/2017	$10,599	$10,508
6/30/2017	$10,590	$10,497
7/31/2017	$10,639	$10,542
8/31/2017	$10,733	$10,637
9/30/2017	$10,686	$10,586
10/31/2017	$10,690	$10,592
11/30/2017	$10,691	$10,579
12/31/2017	$10,737	$10,627
1/31/2018	$10,606	$10,505
2/28/2018	$10,523	$10,405
3/31/2018	$10,582	$10,472
4/30/2018	$10,507	$10,394
5/31/2018	$10,577	$10,468
6/30/2018	$10,571	$10,455
7/31/2018	$10,560	$10,457
8/31/2018	$10,621	$10,524
9/30/2018	$10,555	$10,457
10/31/2018	$10,458	$10,374
11/30/2018	$10,501	$10,437
12/31/2018	$10,639	$10,629
1/31/2019	$10,771	$10,741
2/28/2019	$10,799	$10,735
3/31/2019	$10,982	$10,941
4/30/2019	$11,015	$10,944
5/31/2019	$11,206	$11,139
6/30/2019	$11,338	$11,279
7/31/2019	$11,381	$11,304
8/31/2019	$11,671	$11,597
9/30/2019	$11,613	$11,535
10/31/2019	$11,636	$11,570
11/30/2019	$11,624	$11,564
12/31/2019	$11,612	$11,556
1/31/2020	$11,816	$11,778
2/29/2020	$12,014	$11,990
3/31/2020	$11,842	$11,919
4/30/2020	$12,133	$12,132
5/31/2020	$12,245	$12,189
6/30/2020	$12,414	$12,265
7/31/2020	$12,645	$12,448
8/31/2020	$12,611	$12,347
9/30/2020	$12,596	$12,341
10/31/2020	$12,511	$12,286
11/30/2020	$12,702	$12,406
12/31/2020	$12,780	$12,423
1/31/2021	$12,754	$12,334
2/28/2021	$12,560	$12,156
3/31/2021	$12,417	$12,004
4/30/2021	$12,528	$12,099
5/31/2021	$12,552	$12,139
6/30/2021	$12,682	$12,224
7/31/2021	$12,778	$12,361
8/31/2021	$12,781	$12,337
9/30/2021	$12,677	$12,230
10/31/2021	$12,678	$12,226
11/30/2021	$12,691	$12,263
12/31/2021	$12,672	$12,231
1/31/2022	$12,383	$11,968
2/28/2022	$12,216	$11,834
3/31/2022	$11,844	$11,505
4/30/2022	$11,385	$11,069
5/31/2022	$11,404	$11,140
6/30/2022	$11,141	$10,965
7/31/2022	$11,433	$11,233
8/31/2022	$11,158	$10,916
9/30/2022	$10,645	$10,445
10/31/2022	$10,447	$10,310
11/30/2022	$10,817	$10,689
12/31/2022	$10,814	$10,641
1/31/2023	$11,165	$10,968
2/28/2023	$10,910	$10,684
3/31/2023	$11,132	$10,955
4/30/2023	$11,199	$11,022
5/31/2023	$11,100	$10,902
6/30/2023	$11,056	$10,862
7/31/2023	$11,025	$10,855
8/31/2023	$10,960	$10,786
9/30/2023	$10,682	$10,511
10/31/2023	$10,506	$10,346
11/30/2023	$10,994	$10,814
12/31/2023	$11,433	$11,228
1/31/2024	$11,424	$11,197
2/29/2024	$11,303	$11,039
3/31/2024	$11,396	$11,141
4/30/2024	$11,096	$10,860
5/31/2024	$11,306	$11,044
6/30/2024	$11,427	$11,148
7/31/2024	$11,718	$11,409
8/31/2024	$11,875	$11,573
9/30/2024	$12,040	$11,728
10/31/2024	$11,697	$11,437
11/30/2024	$11,796	$11,558
12/31/2024	$11,630	$11,368
1/31/2025	$11,685	$11,429
2/28/2025	$11,940	$11,680
3/31/2025	$11,924	$11,685
4/30/2025	$11,955	$11,730
5/31/2025	$11,855	$11,647
6/30/2025	$12,038	$11,826
7/31/2025	$11,998	$11,794

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor shares	2.39%	(1.04%)	1.84%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	1.66%

AssetsNet	$ 248,949,472
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,387,165
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$248,949,472
Total number of portfolio holdings	385
Portfolio turnover rate	194%
Total advisory fees paid	$1,387,165

Holdings [Text Block]

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(10.4%)
Convertible Bonds	0.2%
Senior Floating Rate Interests	2.0%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.2%
Municipal Bonds	4.3%
U.S. Government Agency Obligations	25.1%
Corporate Bonds and Notes	27.4%
Mortgage Backed Securities	43.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	9.8%
Federal Home Loan Bank Discount Notes, 0.000%, 10/17/25	2.9%
Federal Home Loan Bank Discount Notes, 0.000%, 09/08/25	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 08/28/25	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Material Fund Change [Text Block]
C000110199
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 2.79% for the trailing twelve months ended July 31, 2025, underperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 3.38%.

U.S. fixed-income sectors generated positive returns over the period. Credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best. Most global sovereign yields ended broadly higher, after fluctuating extensively during the period, and yield curves steepened across most regions. In particular, the second part of the period was marked by increased volatility stemming from concerns over growth, inflation, and U.S. economic policies.

The primary detractor from benchmark-relative results was the Fund’s duration and yield-curve positioning, as the portfolio was positioned with a longer duration position relative to the benchmark for most of the period, which detracted from performance as interest rates rose. This offset otherwise strong contributions from the Fund’s credit positioning. Throughout the period, the Fund maintained an underweight to investment-grade (IG) corporate bonds in favor of high-yield credit, bank loans, taxable municipal bonds, and securitized sectors where the Fund’s Subadviser observed more attractive risk and reward profiles. Within securitized sectors, positive results were led by the Fund’s overweight allocation to commercial mortgage-backed securities (CMBS). Its allocation to agency mortgage-backed securities (MBS) also helped performance despite a spike in interest-rate volatility. The Fund’s overweight allocation to taxable municipals, as well as out-of-benchmark allocations to high-yield credit and banks loans, also aided performance, benefiting from their coupon advantage. These contributions helped to offset a detraction from the Fund’s underweight to IG corporates, particularly in Industrials.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  Commercial Mortgage-Backed Securities (CMBS)

  High-Yield Credit

  Agency Mortgage-Backed Securities (MBS)

    Duration/Yield-Curve Positioning

    Developed Non-USD Denominated Bonds

    Investment-Grade Credit

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional shares	Bloomberg U.S. Aggregate Bond Index
7/31/2015	$500,000	$500,000
8/31/2015	$499,965	$499,300
9/30/2015	$503,044	$502,695
10/31/2015	$502,984	$502,796
11/30/2015	$502,988	$501,489
12/31/2015	$500,346	$499,884
1/31/2016	$507,323	$506,782
2/29/2016	$509,795	$510,380
3/31/2016	$516,432	$515,076
4/30/2016	$519,851	$517,033
5/31/2016	$520,503	$517,188
6/30/2016	$529,018	$526,498
7/31/2016	$534,818	$529,815
8/31/2016	$535,510	$529,232
9/30/2016	$535,574	$528,914
10/31/2016	$530,983	$524,894
11/30/2016	$518,446	$512,454
12/31/2016	$518,655	$513,172
1/31/2017	$519,689	$514,198
2/28/2017	$523,532	$517,643
3/31/2017	$523,649	$517,385
4/30/2017	$527,986	$521,368
5/31/2017	$532,374	$525,383
6/30/2017	$532,036	$524,858
7/31/2017	$534,155	$527,114
8/31/2017	$539,503	$531,858
9/30/2017	$537,256	$529,306
10/31/2017	$537,604	$529,623
11/30/2017	$537,777	$528,935
12/31/2017	$540,249	$531,368
1/31/2018	$533,788	$525,257
2/28/2018	$529,680	$520,267
3/31/2018	$532,306	$523,597
4/30/2018	$529,152	$519,702
5/31/2018	$532,790	$523,392
6/30/2018	$532,130	$522,764
7/31/2018	$532,227	$522,868
8/31/2018	$535,427	$526,214
9/30/2018	$532,233	$522,847
10/31/2018	$527,429	$518,716
11/30/2018	$529,736	$521,828
12/31/2018	$536,979	$531,430
1/31/2019	$543,306	$537,063
2/28/2019	$544,832	$536,741
3/31/2019	$554,782	$547,046
4/30/2019	$556,097	$547,211
5/31/2019	$565,936	$556,951
6/30/2019	$572,774	$563,968
7/31/2019	$575,098	$565,209
8/31/2019	$589,987	$579,848
9/30/2019	$587,195	$576,775
10/31/2019	$588,519	$578,505
11/30/2019	$588,044	$578,216
12/31/2019	$587,555	$577,811
1/31/2020	$598,626	$588,905
2/29/2020	$608,340	$599,506
3/31/2020	$599,673	$595,968
4/30/2020	$614,685	$606,577
5/31/2020	$620,545	$609,428
6/30/2020	$629,306	$613,267
7/31/2020	$641,248	$622,405
8/31/2020	$639,130	$617,363
9/30/2020	$638,547	$617,055
10/31/2020	$634,876	$614,278
11/30/2020	$644,765	$620,298
12/31/2020	$648,940	$621,166
1/31/2021	$647,221	$616,694
2/28/2021	$637,956	$607,813
3/31/2021	$630,828	$600,216
4/30/2021	$636,623	$604,957
5/31/2021	$638,007	$606,954
6/30/2021	$644,823	$611,202
7/31/2021	$649,927	$618,048
8/31/2021	$650,217	$616,874
9/30/2021	$644,493	$611,507
10/31/2021	$645,270	$611,323
11/30/2021	$646,107	$613,157
12/31/2021	$644,737	$611,563
1/31/2022	$630,617	$598,414
2/28/2022	$622,170	$591,712
3/31/2022	$603,800	$575,263
4/30/2022	$580,409	$553,460
5/31/2022	$581,484	$557,002
6/30/2022	$568,140	$548,265
7/31/2022	$582,689	$561,661
8/31/2022	$569,288	$545,822
9/30/2022	$543,072	$522,243
10/31/2022	$533,029	$515,506
11/30/2022	$552,165	$534,456
12/31/2022	$552,156	$532,046
1/31/2023	$570,347	$548,380
2/28/2023	$557,335	$534,177
3/31/2023	$568,890	$547,745
4/30/2023	$572,442	$551,086
5/31/2023	$566,911	$545,085
6/30/2023	$564,821	$543,122
7/31/2023	$563,915	$542,746
8/31/2023	$560,720	$539,279
9/30/2023	$547,062	$525,574
10/31/2023	$537,535	$517,281
11/30/2023	$562,848	$540,705
12/31/2023	$585,591	$561,403
1/31/2024	$585,290	$559,861
2/29/2024	$579,152	$551,951
3/31/2024	$584,101	$557,049
4/30/2024	$568,780	$542,977
5/31/2024	$579,751	$552,182
6/30/2024	$586,103	$557,412
7/31/2024	$600,715	$570,432
8/31/2024	$609,558	$578,627
9/30/2024	$617,641	$586,376
10/31/2024	$600,625	$571,834
11/30/2024	$605,915	$577,879
12/31/2024	$597,436	$568,422
1/31/2025	$600,423	$571,437
2/28/2025	$613,733	$584,009
3/31/2025	$612,449	$584,229
4/30/2025	$614,816	$586,525
5/31/2025	$609,795	$582,326
6/30/2025	$619,417	$591,279
7/31/2025	$617,488	$589,719

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional shares	2.79%	(0.75%)	2.13%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	1.66%

AssetsNet	$ 248,949,472
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,387,165
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$248,949,472
Total number of portfolio holdings	385
Portfolio turnover rate	194%
Total advisory fees paid	$1,387,165

Holdings [Text Block]

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(10.4%)
Convertible Bonds	0.2%
Senior Floating Rate Interests	2.0%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.2%
Municipal Bonds	4.3%
U.S. Government Agency Obligations	25.1%
Corporate Bonds and Notes	27.4%
Mortgage Backed Securities	43.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	9.8%
Federal Home Loan Bank Discount Notes, 0.000%, 10/17/25	2.9%
Federal Home Loan Bank Discount Notes, 0.000%, 09/08/25	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 08/28/25	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Material Fund Change [Text Block]
C000200994
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 2.71% for the trailing twelve months ended July 31, 2025, underperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 3.38%.

U.S. fixed-income sectors generated positive returns over the period. Credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best. Most global sovereign yields ended broadly higher, after fluctuating extensively during the period, and yield curves steepened across most regions. In particular, the second part of the period was marked by increased volatility stemming from concerns over growth, inflation, and U.S. economic policies.

The primary detractor from benchmark-relative results was the Fund’s duration and yield-curve positioning, as the portfolio was positioned with a longer duration position relative to the benchmark for most of the period, which detracted from performance as interest rates rose. This offset otherwise strong contributions from the Fund’s credit positioning. Throughout the period, the Fund maintained an underweight to investment-grade (IG) corporate bonds in favor of high-yield credit, bank loans, taxable municipal bonds, and securitized sectors where the Fund’s Subadviser observed more attractive risk and reward profiles. Within securitized sectors, positive results were led by the Fund’s overweight allocation to commercial mortgage-backed securities (CMBS). Its allocation to agency mortgage-backed securities (MBS) also helped performance despite a spike in interest-rate volatility. The Fund’s overweight allocation to taxable municipals, as well as out-of-benchmark allocations to high-yield credit and banks loans, also aided performance, benefiting from their coupon advantage. These contributions helped to offset a detraction from the Fund’s underweight to IG corporates, particularly in Industrials.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  Commercial Mortgage-Backed Securities (CMBS)

  High-Yield Credit

  Agency Mortgage-Backed Securities (MBS)

    Duration/Yield-Curve Positioning

    Developed Non-USD Denominated Bonds

    Investment-Grade Credit

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class Y shares	Bloomberg U.S. Aggregate Bond Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,979	$9,986
9/30/2015	$10,047	$10,054
10/31/2015	$10,044	$10,056
11/30/2015	$10,041	$10,030
12/31/2015	$9,995	$9,998
1/31/2016	$10,132	$10,136
2/29/2016	$10,179	$10,208
3/31/2016	$10,308	$10,302
4/30/2016	$10,374	$10,341
5/31/2016	$10,394	$10,344
6/30/2016	$10,551	$10,530
7/31/2016	$10,673	$10,596
8/31/2016	$10,685	$10,585
9/30/2016	$10,683	$10,578
10/31/2016	$10,580	$10,498
11/30/2016	$10,328	$10,249
12/31/2016	$10,340	$10,263
1/31/2017	$10,358	$10,284
2/28/2017	$10,432	$10,353
3/31/2017	$10,422	$10,348
4/30/2017	$10,515	$10,427
5/31/2017	$10,599	$10,508
6/30/2017	$10,590	$10,497
7/31/2017	$10,639	$10,542
8/31/2017	$10,733	$10,637
9/30/2017	$10,686	$10,586
10/31/2017	$10,690	$10,592
11/30/2017	$10,691	$10,579
12/31/2017	$10,737	$10,627
1/31/2018	$10,606	$10,505
2/28/2018	$10,523	$10,405
3/31/2018	$10,582	$10,472
4/30/2018	$10,507	$10,394
5/31/2018	$10,577	$10,468
6/30/2018	$10,571	$10,455
7/31/2018	$10,560	$10,457
8/31/2018	$10,621	$10,524
9/30/2018	$10,555	$10,457
10/31/2018	$10,458	$10,374
11/30/2018	$10,501	$10,437
12/31/2018	$10,639	$10,629
1/31/2019	$10,771	$10,741
2/28/2019	$10,799	$10,735
3/31/2019	$10,982	$10,941
4/30/2019	$11,015	$10,944
5/31/2019	$11,206	$11,139
6/30/2019	$11,338	$11,279
7/31/2019	$11,381	$11,304
8/31/2019	$11,671	$11,597
9/30/2019	$11,613	$11,535
10/31/2019	$11,636	$11,570
11/30/2019	$11,624	$11,564
12/31/2019	$11,612	$11,556
1/31/2020	$11,816	$11,778
2/29/2020	$12,014	$11,990
3/31/2020	$11,842	$11,919
4/30/2020	$12,133	$12,132
5/31/2020	$12,245	$12,189
6/30/2020	$12,414	$12,265
7/31/2020	$12,645	$12,448
8/31/2020	$12,611	$12,347
9/30/2020	$12,596	$12,341
10/31/2020	$12,511	$12,286
11/30/2020	$12,702	$12,406
12/31/2020	$12,780	$12,423
1/31/2021	$12,754	$12,334
2/28/2021	$12,560	$12,156
3/31/2021	$12,417	$12,004
4/30/2021	$12,528	$12,099
5/31/2021	$12,552	$12,139
6/30/2021	$12,684	$12,224
7/31/2021	$12,783	$12,361
8/31/2021	$12,788	$12,337
9/30/2021	$12,686	$12,230
10/31/2021	$12,690	$12,226
11/30/2021	$12,706	$12,263
12/31/2021	$12,689	$12,231
1/31/2022	$12,402	$11,968
2/28/2022	$12,237	$11,834
3/31/2022	$11,867	$11,505
4/30/2022	$11,410	$11,069
5/31/2022	$11,430	$11,140
6/30/2022	$11,169	$10,965
7/31/2022	$11,464	$11,233
8/31/2022	$11,191	$10,916
9/30/2022	$10,679	$10,445
10/31/2022	$10,482	$10,310
11/30/2022	$10,855	$10,689
12/31/2022	$10,854	$10,641
1/31/2023	$11,209	$10,968
2/28/2023	$10,954	$10,684
3/31/2023	$11,179	$10,955
4/30/2023	$11,248	$11,022
5/31/2023	$11,139	$10,902
6/30/2023	$11,098	$10,862
7/31/2023	$11,080	$10,855
8/31/2023	$11,017	$10,786
9/30/2023	$10,739	$10,511
10/31/2023	$10,553	$10,346
11/30/2023	$11,057	$10,814
12/31/2023	$11,500	$11,228
1/31/2024	$11,493	$11,197
2/29/2024	$11,373	$11,039
3/31/2024	$11,469	$11,141
4/30/2024	$11,170	$10,860
5/31/2024	$11,383	$11,044
6/30/2024	$11,507	$11,148
7/31/2024	$11,791	$11,409
8/31/2024	$11,962	$11,573
9/30/2024	$12,131	$11,728
10/31/2024	$11,787	$11,437
11/30/2024	$11,890	$11,558
12/31/2024	$11,724	$11,368
1/31/2025	$11,782	$11,429
2/28/2025	$12,040	$11,680
3/31/2025	$12,015	$11,685
4/30/2025	$12,060	$11,730
5/31/2025	$11,962	$11,647
6/30/2025	$12,149	$11,826
7/31/2025	$12,111	$11,794

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class Y shares	2.71%	(0.86%)	1.93%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	1.66%

AssetsNet	$ 248,949,472
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,387,165
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$248,949,472
Total number of portfolio holdings	385
Portfolio turnover rate	194%
Total advisory fees paid	$1,387,165

Holdings [Text Block]

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(10.4%)
Convertible Bonds	0.2%
Senior Floating Rate Interests	2.0%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.2%
Municipal Bonds	4.3%
U.S. Government Agency Obligations	25.1%
Corporate Bonds and Notes	27.4%
Mortgage Backed Securities	43.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	9.8%
Federal Home Loan Bank Discount Notes, 0.000%, 10/17/25	2.9%
Federal Home Loan Bank Discount Notes, 0.000%, 09/08/25	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 08/28/25	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Material Fund Change [Text Block]